Victory Pioneer Equity Premium Income Fund
(successor to Pioneer Equity Premium Income Fund)
Schedule of Investments | July 31, 2025

Schedule of Investments  |  7/31/25
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 45.6% of Net Assets
	Air Freight & Logistics — 0.6%
9,263	United Parcel Service, Inc., Class B	$ 798,100
	Total Air Freight & Logistics	$798,100

	Banks — 11.0%
94,344	ABN AMRO Bank NV (C.V.A.) (144A)	$ 2,730,394
43,755	Citizens Financial Group, Inc.	2,087,988
24,424	Comerica, Inc.	1,650,330
70,620	DBS Group Holdings, Ltd.	2,605,826
40,000	ING Groep NV (A.D.R.)	934,400
44,774	ING Groep NV	1,046,959
150,300	Oversea-Chinese Banking Corp., Ltd.	1,952,835
70,524	Regions Financial Corp.	1,786,373
17,852(a)+#	TCS Group Holding Plc (G.D.R.)	—
	Total Banks	$14,795,105

	Capital Markets — 3.6%
16,258	Morgan Stanley	$ 2,316,115
21,742	State Street Corp.	2,429,668
	Total Capital Markets	$4,745,783

	Chemicals — 0.6%
12,889	LyondellBasell Industries NV, Class A	$ 746,660
	Total Chemicals	$746,660

	Consumer Staples Distribution & Retail — 0.0%
23,507+#	Magnit PJSC	$ —
	Total Consumer Staples Distribution & Retail	$—

	Diversified Telecommunication Services — 1.5%
46,069	Verizon Communications, Inc.	$ 1,969,910
	Total Diversified Telecommunication Services	$1,969,910

	Electric Utilities — 3.5%
36,203	Eversource Energy	$ 2,393,018
54,170	FirstEnergy Corp.	2,313,601
	Total Electric Utilities	$4,706,619

	Food Products — 2.6%
13,000	Cal-Maine Foods, Inc.	$ 1,444,820
1,989,500	WH Group, Ltd. (144A)	2,004,706
	Total Food Products	$3,449,526

1Victory Pioneer Equity Premium Income Fund | 7/31/25

Shares		Value
	Hotels, Restaurants & Leisure — 0.6%
54,886	Brightstar Lottery Plc	$ 814,508
	Total Hotels, Restaurants & Leisure	$814,508

	Household Durables — 0.5%
8,052	Whirlpool Corp.	$ 668,638
	Total Household Durables	$668,638

	Insurance — 4.1%
38,462	ASR Nederland NV	$ 2,561,586
344,322	Aviva Plc	2,949,371
	Total Insurance	$5,510,957

	IT Services — 2.1%
11,191	International Business Machines Corp.	$ 2,833,002
	Total IT Services	$2,833,002

	Marine Transportation — 0.8%
55,231	Star Bulk Carriers Corp.	$ 1,008,518
	Total Marine Transportation	$1,008,518

	Metals & Mining — 1.0%
22,584	Rio Tinto Plc (A.D.R.)	$ 1,349,845
	Total Metals & Mining	$1,349,845

	Mortgage Real Estate Investment Trusts (REITs) — 1.2%
297,974	Redwood Trust, Inc.	$ 1,626,938
	Total Mortgage Real Estate Investment Trusts (REITs)	$1,626,938

	Multi-Utilities — 1.8%
41,915	Dominion Energy, Inc.	$ 2,449,932
	Total Multi-Utilities	$2,449,932

	Office REITs — 2.2%
17,830	BXP, Inc.	$ 1,166,617
26,550	Cousins Properties, Inc.	719,505
142,207	Piedmont Office Realty Trust, Inc.	1,075,085
	Total Office REITs	$2,961,207

	Oil, Gas & Consumable Fuels — 4.1%
59,077	BP Plc (A.D.R.)	$ 1,899,326
40,298	BW LPG, Ltd. (144A)	541,402
58,189	BW LPG, Ltd. (144A)	777,405
10,021	Chord Energy Corp.	1,105,617
Victory Pioneer Equity Premium Income Fund | 7/31/252

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Shares		Value
	Oil, Gas & Consumable Fuels — (continued)
26,700	Enbridge, Inc.	$ 1,209,243
45,047(a)+#	LUKOIL PJSC	—
	Total Oil, Gas & Consumable Fuels	$5,532,993

	Pharmaceuticals — 0.9%
53,214	Pfizer, Inc.	$ 1,239,354
	Total Pharmaceuticals	$1,239,354

	Real Estate Management & Development — 0.5%
588,000	Sino Land Co., Ltd.	$ 677,885
	Total Real Estate Management & Development	$677,885

	Tobacco — 2.4%
31,257	Altria Group, Inc.	$ 1,936,059
8,100	Philip Morris International, Inc.	1,328,805
	Total Tobacco	$3,264,864

	Total Common Stocks (Cost $57,803,210)	$61,150,344

	Preferred Stock — 0.0%† of Net Assets
	Real Estate Management & Development — 0.0%†
204	Wheeler Real Estate Investment Trust, Inc.	$ 29,315
	Total Real Estate Management & Development	$29,315

	Total Preferred Stock (Cost $167,705)	$29,315

Principal Amount USD ($)
Foreign Government Bond — 0.0% of Net Assets
Russia — 0.0%
RUB230,742,000(b)+#	Russian Federal Bond - OFZ, 8.150%, 2/3/27	$ —
	Total Russia	$—

	Total Foreign Government Bond (Cost $3,155,905)	$—

3Victory Pioneer Equity Premium Income Fund | 7/31/25

Principal Amount USD ($)		Value
	Equity Linked Notes — 50.7% of Net Assets
	Aerospace & Defense — 1.6%
24,600	Toronto-Dominion Bank (Embraer S.A.), 14.13%, 2/10/26	$ 1,107,694
20,900	Wells Fargo (Embraer SA), 13.46%, 6/8/26	1,050,643
	Total Aerospace & Defense	$2,158,337

	Apparel Retail — 1.2%
900	Bank of America NA (Lululemon Athletica In), 13.63%, 4/7/26	$ 209,439
6,500	Citigroup Global Markets Holdings, Inc. (Abercrombie & Fitch Co.), 20.60%, 1/15/26 (144A)	715,130
7,000	Toronto-Dominion Bank (Abercrombie & Fitch Co.), 21.25%, 11/28/25	729,155
	Total Apparel Retail	$1,653,724

	Banks — 2.3%
20,400	Canadian Imperial Bank of Commerce (Teck Resources Ltd.), 10.00%, 8/28/25	$ 666,966
14,600	Royal Bank of Canada (LAM Research Corp.), 16.03%, 10/31/25 (144A)	1,164,846
6,700	Toronto-Dominion Bank (Toll Brothers, Inc.), 11.65%, 9/30/25	811,437
14,200	Wells Fargo Bank NA (Bar Harbor Bankshares, Inc.), 14.60%, 12/31/25	424,296
	Total Banks	$3,067,545

	Basic materials — 1.3%
16,500	Bank Of America (Newmont Corp.), 12.84%, 6/24/26	$ 960,465
231,000	Royal Bank of Canada (B2Gold Corp.), 17.01%, 4/30/26 (144A)	816,585
	Total Basic materials	$1,777,050

	Beverages — 0.6%
12,000	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.55%, 11/10/25 (144A)	$ 455,580
11,600	Citigroup Global Markets Holdings, Inc. (Celsius Holdings, Inc.), 23.58%, 12/1/25 (144A)	379,551
	Total Beverages	$835,131

Victory Pioneer Equity Premium Income Fund | 7/31/254

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.9%
6,900	Bank Of America (Biontech SE), 11.81%, 8/29/25	$ 663,849
900	Citigroup Global Markets Holdings, Inc. (Regeneron Pharmaceuticals, Inc.), 11.50%, 1/27/26 (144A)	518,782
	Total Biotechnology	$1,182,631

	Building Products — 0.7%
7,200(c)	HSBC Bank Plc (Builders Firstsource IN), 9/22/25	$ 939,672
	Total Building Products	$939,672

	Chemicals — 0.2%
5,500	Canadian Imperial Bank of Commerce (Celanese Corp.), 18.15%, 3/16/26	$ 291,199
	Total Chemicals	$291,199

	Computer Hardware — 1.6%
19,200(c)	HSBC Bank Plc (Pure Storage, Inc.), 9/9/25	$ 1,059,072
17,800	Wells Fargo (Pure Storage, Inc.), 16.47%, 5/28/26	1,032,578
	Total Computer Hardware	$2,091,650

	Consumer Discretionary — 1.7%
9,600(c)	HSBC Bank Plc (Draftkings, Inc.), 8/25/25	$ 343,678
83,700(c)	HSBC Bank Plc (V.F. Corp.), 7/9/26	1,001,889
25,400	Wells Fargo (Vital Farms, Inc.), 17.11%, 5/19/26	874,268
	Consumer Discretionary	$2,219,835

	Credit Services — 0.4%
8,000	Wells Fargo Bank NA (PayPal Holdings, Inc.), 11.86%, 3/5/26	$ 572,560
	Total Credit Services	$572,560

	Discount Stores — 0.8%
11,700	Bank of Montreal (Dollar General Corp.), 15.21%, 4/9/26	$ 1,112,401
	Total Discount Stores	$1,112,401

	Diversified Consumer Services — 0.8%
25,400	JP Morgan Structured Products BV (DraftKings, Inc.), 16.40%, 1/22/26	$ 1,059,818
	Total Diversified Consumer Services	$1,059,818

5Victory Pioneer Equity Premium Income Fund | 7/31/25

Principal Amount USD ($)		Value
	Diversified Telecommunication Services — 0.2%
7,500	Mizuho Markets Cayman LP (Pinterest, Inc.), 15.67%, 10/17/25	$ 259,868
	Total Diversified Telecommunication Services	$259,868

	Electrical Equipment — 1.6%
40,100	Mizuho Markets (Bloom Energy Corp.), 20.77%, 7/9/26	$ 1,115,582
3,900	Mizuho Markets Cayman LP (Powell Industries, Inc.), 20.43%, 1/15/26	961,518
	Total Electrical Equipment	$2,077,100

	Electrical Equipment & Parts — 1.6%
9,600	Bnp Paribas (Vertiv Holdings Co.), 20.37%, 5/28/26 (144A)	$ 1,101,594
8,200	Wells Fargo (Vertiv Holdings Co.), 18.64%, 7/27/26	1,091,584
	Total Electrical Equipment & Parts	$2,193,178

	Energy Equipment & Services — 1.7%
20,100	Goldman Sachs International (Cameco Corp.), 14.90%, 2/20/26	$ 1,110,081
13,200	Royal Bank of Canada (Centrus Energy Co.), 22.38%, 4/28/26 (144A)	1,152,116
	Total Energy Equipment & Services	$2,262,197

	Financial Services — 2.4%
3,500	BNP Paribas Issuance BV (Coinbase Global, Inc.), 22.51%, 10/31/25 (144A)	$ 937,497
18,300	JP Morgan Structured Products BV (Maplebear, Inc.), 15.27%, 11/28/25	808,243
1,600	Wells Fargo (Coinbase Global, Inc.), 18.37%, 6/25/26	480,192
25,200	Wells Fargo (Manpowergroup, Inc.), 13.92%, 6/12/26	1,022,112
	Total Financial Services	$3,248,044

	Footwear & Accessories — 1.4%
20,600	Canadian Imperial Bank of Commerce (On Holding AG), 15.25%, 3/13/26	$ 919,180
9,900(c)	JP Morgan (Crocs, Inc.), 8/6/26	987,327
	Total Footwear & Accessories	$1,906,507

Victory Pioneer Equity Premium Income Fund | 7/31/256

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Furnishings, Fixtures & Appliances — 1.1%
5,300(c)	JP Morgan Structured Products BV (SharkNinja, Inc.), 2/27/26	$ 591,119
9,500	Royal Bank of Canada (Whirlpool Corp.), 18.92%, 3/20/26 (144A)	817,475
	Total Furnishings, Fixtures & Appliances	$1,408,594

	Healthcare-Products — 1.3%
4,300	Bank of America NA (Novo Nordisk A/S ), 12.57%, 12/31/25	$ 226,352
27,900	BNP Paribas Issuance BV (Perrigo Company Plc), 15.12%, 11/28/25 (144A)	751,347
55,800(c)	Royal Bank of Canada (Elanco Animal Health, Inc.), 11/28/25 (144A)	756,369
	Total Healthcare-Products	$1,734,068

	Healthcare-Services — 0.7%
1,100	Citigroup Global Markets Holdings, Inc. (The Cigna Group), 11.98%, 12/31/25 (144A)	$ 298,210
2,800	HSBC Bank Plc (Humana, Inc.), 13.62%, 8/10/26	699,832
	Total Healthcare-Services	$998,042

	Household & Personal Products — 2.0%
7,800	Bnp Paribas (Elf Beauty, Inc.), 17.46%, 7/9/26 (144A)	$ 982,644
9,200(c)	JP Morgan Structured Products BV (Elf Beauty, Inc.), 3/13/26	697,878
4,900(c)	JP Morgan Structured Products BV (The Estée Lauder Cos., Inc.), 12/3/25	346,913
16,000	Wells Fargo Bank NA (Hims & Hers Health, Inc.), 33.63%, 5/8/26	630,726
	Total Household & Personal Products	$2,658,161

	Internet — 1.4%
17,400	Bnp Paribas (Etsy, Inc.), 15.05%, 5/19/26 (144A)	$ 898,362
4,400(c)	JP Morgan (Doordash, Inc.), 7/2/26	1,039,465
	Total Internet	$1,937,827

	Internet Content & Information — 0.8%
30,200	Mortgage Finance (Pinterest, Inc.), 16.40%, 2/10/26 (144A)	$ 1,050,507
	Total Internet Content & Information	$1,050,507

7Victory Pioneer Equity Premium Income Fund | 7/31/25

Principal Amount USD ($)		Value
	Leisure Products — 1.5%
27,700	Bnp Paribas (Yeti Holdings, Inc.), 15.32%, 8/3/26 (144A)	$ 1,064,234
8,800	Toronto-Dominion Bank (BJ's Wholesale Club), 10.68%, 3/13/26	915,376
	Total Leisure Products	$1,979,610

	Metals & Mining — 1.1%
18,400	Merrill Lynch BV (Barrick Gold Corp.), 11.70%, 11/21/25	$ 340,400
13,400	Mizuho Markets Cayman LP (Cameco Corp.), 15.50%, 11/28/25	837,085
7,400	Mizuho Markets Cayman LP (Newmont Corp.), 12.60%, 12/1/25	344,322
	Total Metals & Mining	$1,521,807

	Multi-Utilities — 0.8%
3,300	Goldman Sachs (Constellation Energy), 23.60%, 10/16/25	$ 1,083,390
	Total Multi-Utilities	$1,083,390

	Office REITs — 0.7%
15,500(c)	HSBC Bank Plc (Sl Green Realty Corp.), 7/2/26	$ 929,148
	Total Office REITs	$929,148

	Oil, Gas & Consumable Fuels — 0.8%
78,000(c)	JP Morgan Structured Products BV (Permian Resources Corp.), 9/22/25	$ 1,063,234
	Total Oil, Gas & Consumable Fuels	$1,063,234

	Real Estate Management & Development — 0.7%
15,100	Mizuho Markets Cayman LP (SL Green Realty Corp.), 14.60%, 1/15/26	$ 900,798
	Total Real Estate Management & Development	$900,798

	Rental & Leasing Services — 0.2%
400(c)	JP Morgan Structured Products BV (United Rentals), 4/16/26	$ 244,966
	Total Rental & Leasing Services	$244,966

	Semiconductors & Semiconductor Equipment — 7.5%
9,700	Bank Of America (Advanced Micro Devices), 16.06%, 5/19/26	$ 1,096,147
2,700	Bank of America NA (Axcelis Technologies, Inc.), 16.55%, 8/26/25	188,149
Victory Pioneer Equity Premium Income Fund | 7/31/258

Schedule of Investments  |  7/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Semiconductors & Semiconductor Equipment — (continued)
4,300	Bank of America NA (Micron Technology, Inc.), 16.44%, 12/31/25	$ 408,586
6,600	Bank of Montreal (Nvidia Corp.), 16.643%, 4/13/26	804,481
4,000	Bnp Paribas (Broadcom, Inc.), 15.65%, 6/12/26 (144A)	1,103,760
2,400	Citigroup Global Markets Holdings, Inc. (Axcelis Technologies, Inc.), 17.42%, 10/3/25 (144A)	171,612
15,400	Citigroup Global Markets Holdings, Inc. (Microchip Technology, Inc.), 16.09%, 3/11/26 (144A)	949,487
5,200	Citigroup Global Markets Holdings, Inc. (Nvidia Corp.), 17.21%, 4/10/26 (144A)	623,843
7,800(c)	HSBC Bank Plc (On Semiconductor Corp.), 8/7/25	444,405
11,200(c)	JP Morgan Structured Products BV (Micron Technology, Inc.), 8/15/25	1,103,452
9,100(c)	JP Morgan Structured Products BV (Micron Technology, Inc.), 10/28/25	1,022,982
5,700(c)	Merrill Lynch BV (Axcelis Technologies, Inc.), 12/19/25	404,671
5,400	Mizuho Markets Cayman LP (Qualcomm, Inc.), 14.55%, 8/15/25	801,641
4,200	Royal Bank of Canada (On Semiconductor Corp.), 15.958%, 10/24/25 (144A)	247,947
9,400	Wells Fargo (Axcelis Technologies, Inc.), 16.95%, 8/6/26	667,400
	Total Semiconductors & Semiconductor Equipment	$10,038,563

	Software — 2.9%
25,100	Citigroup Global Markets Holdings, Inc. (Toast, Inc.), 17.10%, 11/28/25 (144A)	$ 1,085,700
8,000	Citigroup Global Markets Holdings, Inc. (Uber Technologies, Inc.), 14.21%, 12/31/25 (144A)	558,526
17,200(c)	HSBC Bank Plc (Affirm Holdings, Inc.), 10/31/25	879,866
28,800	Mizuho Markets Cayman LP (Toast, Inc.), 18.21%, 1/22/26	1,109,750
500	Toronto-Dominion Bank (Adobe, Inc.), 11.30%, 12/5/25	193,090
	Total Software	$3,826,932

9Victory Pioneer Equity Premium Income Fund | 7/31/25

Principal Amount USD ($)		Value
	Software - Infrastructure — 1.3%
19,800	Bnp Paribas (Affirm Holdings, Inc.), 21.26%, 6/8/26 (144A)	$ 1,137,906
3,800(c)	JP Morgan Structured Products BV (Oracle Corp.), 3/23/26	615,262
	Total Software - Infrastructure	$1,753,168

	Speciality Industrial Machinery — 1.6%
6,600	Mortgage Finance (Generac Holdings, Inc.), 13.00%, 2/10/26 (144A)	$ 1,086,261
5,000	Toronto-Dominion Bank (Chart Industries, Inc.), 14.93%, 2/20/26	1,076,575
	Total Speciality Industrial Machinery	$2,162,836

	Specialty Retail — 0.8%
4,800	BNP Paribas Issuance (BV Dick's Sporting Goods, Inc.), 14.54%, 9/23/25 (144A)	$ 1,012,752
	Total Specialty Retail	$1,012,752

	Textiles, Apparel & Luxury Goods — 0.5%
38,400	BNP Paribas Issuance BV (Capri Holdings Ltd.), 18.27%, 11/12/25 (144A)	$ 724,992
	Total Textiles, Apparel & Luxury Goods	$724,992

	Total Equity Linked Notes (Cost $67,103,653)	$67,937,842

Shares
	SHORT TERM INVESTMENTS — 3.2% of Net Assets
	Open-End Fund — 3.2%
4,331,407(d)	Dreyfus Government Cash Management, Institutional Shares, 4.20%	$ 4,331,407
		$4,331,407

	TOTAL SHORT TERM INVESTMENTS (Cost $4,331,407)	$4,331,407

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $132,561,880)	$133,448,908
	OTHER ASSETS AND LIABILITIES — 0.5%	$713,432
	net assets — 100.0%	$134,162,340

Victory Pioneer Equity Premium Income Fund | 7/31/2510

Schedule of Investments  |  7/31/25
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(G.D.R.)	Global Depositary Receipts.
REIT	Real Estate Investment Trust.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At July 31, 2025, the value of these securities amounted to $23,699,382, or 17.7% of net assets.
(a)	Non-income producing security.
(b)	Security is in default.
(c)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(d)	Rate periodically changes. Rate disclosed is the 7-day yield at July 31, 2025.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
LUKOIL PJSC	8/11/2021	$3,941,439	$—
Magnit PJSC	12/1/2021	1,791,726	—
Russian Federal Bond - OFZ	10/7/2020	3,155,905	—
TCS Group Holding Plc (G.D.R.)	8/27/2021	1,517,792	—
Total Restricted Securities			$—
% of Net assets			0.0%
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
RUB — Russian Ruble
11Victory Pioneer Equity Premium Income Fund | 7/31/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Banks	$14,795,105	$—	$—*	$14,795,105
Consumer Staples Distribution & Retail	—	—	—*	—*
Oil, Gas & Consumable Fuels	5,532,993	—	—*	5,532,993
All Other Common Stocks	40,822,246	—	—	40,822,246
Preferred Stock	—	29,315	—	29,315
Foreign Government Bond	—	—	—*	—*
Equity Linked Notes	—	67,937,842	—	67,937,842
Open-End Fund	4,331,407	—	—	4,331,407
Total Investments in Securities	$65,481,751	$67,967,157	$—*	$133,448,908
*	Securities valued at $0.
During the period ended July 31, 2025, there were no transfers in or out of Level 3.
Victory Pioneer Equity Premium Income Fund | 7/31/2512